Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource [2]	Segment	Ext. Method [3]
#: 1
	$ 32,826	Taxes	ISRAEL	snj:IL-D	Local Municipalities Hadarom Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 2
	14,058	Fees	ISRAEL	snj:IL-D	Israel Ports Hadarom Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 3
	673	Fees	ISRAEL	snj:IL-D	Government Offices Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 4
	3,327	Infrastructure	ISRAEL	snj:IL-D	Government Offices Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 5
	9,089	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 6
	32,102	Fees	ISRAEL	snj:IL-D	Israel Electricity Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 7
	63,196	Royalties	ISRAEL	snj:IL-D	State Treasury Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 8
	41,424	Infrastructure	ISRAEL	snj:IL-D	State Treasury Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 9
	43,688	Taxes	ISRAEL	snj:IL-D	Tax Authority Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 10
	8,245	Taxes	ISRAEL	snj:IL-D	Local Municipalities Hadarom Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 11
	5,429	Fees	ISRAEL	snj:IL-D	Israel Ports Hadarom Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 12
	3,914	Royalties	ISRAEL	snj:IL-D	Government Offices Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 13
	22,335	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 14
	4,773	Fees	ISRAEL	snj:IL-D	Israel Electricity Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 15
	6,193	Taxes	ISRAEL	snj:IL-D	Tax Authority Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 16
	1,552	Taxes	UNITED KINGDOM	snj:GB-ENG	Redcar And Cleveland Borough Council Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 17
	1,420	Taxes	UNITED KINGDOM	snj:GB-ENG	North York Moors National Park Authority Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 18
	1,161	Royalties	UNITED KINGDOM	snj:GB-ENG	The Crown Estate Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 19
	112	Fees	UNITED KINGDOM	snj:GB-ENG	Environmental Agency Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 20
	743	Fees	SPAIN	snj:ES-CT	Catalan Water Agency (Aca) Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 21
	12,454	Infrastructure	SPAIN	snj:ES-CT	Catalan Water Agency (Aca) Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 22
	903	Fees	SPAIN	snj:ES-CT	Catalonian Government Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 23
	503	Taxes	SPAIN	snj:ES-CT	Local Government Councils Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 24
	624	Taxes	SPAIN	snj:ES-CT	Barcelona Port Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 25
	1,154	Fees	SPAIN	snj:ES-CT	Barcelona Port Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 26
	210	Royalties	SPAIN	snj:ES-CT	Tax Authority Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 27
	456	Royalties	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 28
	818	Fees	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 29
	38,446	Taxes	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 30
	4,354	Royalties	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 31
	104	Fees	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 32
	3,133	Fees	CHINA	snj:CN-YN	Kunming Electricity Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 33
	29,605	Royalties	ISRAEL	snj:IL-D	State Treasury Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 34
	8,441	Taxes	ISRAEL	snj:IL-D	Local Municipalities (Hadarom) Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 35
	186	Fees	ISRAEL	snj:IL-D	Israel Electricity Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 36
	2,610	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 37
	$ 6,600	Taxes	ISRAEL	snj:IL-D	Tax Authority Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.
[3]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.